UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Arience Capital Management, L.P.
           --------------------------------------------------
Address:   745 Fifth Avenue, 7th Floor
           --------------------------------------------------
           New York, NY 10151
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-10758
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arience GP, L.L.C., General Partner
           --------------------------------------------------
           By: Caryn Seidman-Becker, Managing Member
           --------------------------------------------------
Phone:     212-303-3700
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Caryn Seidman-Becker   New York, NY                    11/14/06
     ------------------------   ------------------------------  -------

Report Type (Check only one.):

[ X ]   13F HOLDINGS REPORT.  (Check here if all holdings of this
.........reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this
.........report, and all holdings are reported by other reporting
.........manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
.........holdings for this reporting manager are reported in this report
.........and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:
                                               -------------

Form 13F Information Table Entry Total:        36
                                               -------------

Form 13F Information Table Value Total:       $848,844
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name

                                                   Form 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER               TITLE OF CLASS IDENTIFIER (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
ACTIVISION INC NEW                COM NEW        004930202   31,066 2,057,374           SOLE            2,057,374     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
AGILENT TECHNOLOGIES INC          COM            00846U101   11,244   343,960           SOLE              343,960     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
APPLE COMPUTER INC                COM            037833100   17,011   220,975           SOLE              220,975     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
APPLERA CORP                      COM CE GEN GRP 038020202   10,263   737,295           SOLE              737,295     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
AUTOLIV INC                       COM            052800109   49,044   889,927           SOLE              889,927     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
BAXTER INTL INC                   COM            071813109   79,156 1,741,232           SOLE            1,741,232     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
BED BATH & BEYOND INC             COM            075896100   11,353   296,725           SOLE              296,725     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
BOYD GAMING CORP                  COM            103304101   13,221   343,950           SOLE              343,950     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
CABOT CORP                        COM            127055101   32,204   865,700           SOLE              865,700     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
CHEESECAKE FACTORY INC            COM            163072101   10,190   374,785           SOLE              374,785     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
COMMERCIAL METALS CO              COM            201723103   13,032   641,015           SOLE              641,015     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
DESARROLLADORA HOMEX S A DE       SPONSORED ADR  25030W100    8,257   218,665           SOLE              218,665     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
DOBSON COMMUNICATIONS CORP        CL A           256069105   14,987 2,134,901           SOLE            2,134,901     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
DST SYS INC DEL                   COM            233326107   77,524 1,257,078           SOLE            1,257,078     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
DYNCORP INTL INC                  CL A           26817C101    1,204    95,600           SOLE               95,600     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
EASTMAN KODAK CO                  CALL           277461909       23     9,221    CALL   SOLE                    0     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
EASTMAN KODAK CO                  CALL           277461909      299     2,716    CALL   SOLE                    0     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
FLOWSERVE CORP                    COM            34354P105   35,346   698,676           SOLE              698,676     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
GARTNER INC                       COM            366651107   55,680 3,165,424           SOLE            3,165,424     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
GOODYEAR TIRE & RUBR CO           COM            382550101    7,785   536,930           SOLE              536,930     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
HEALTHSOUTH CORP                  COM            421924101   17,483 3,524,821           SOLE            3,524,821     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
INTERNET CAP GROUP INC            COM NEW        46059C205   10,719 1,134,317           SOLE            1,134,317     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
KANSAS CITY SOUTHERN              COM NEW        485170302   41,439 1,517,367           SOLE            1,517,367     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
LEAP WIRELESS INTL INC            COM NEW        521863308   35,381   729,653           SOLE              729,653     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
NAVTEQ CORP                       COM            63936L100    6,784   259,830           SOLE              259,830     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
NINTENDO CO LTD                   ORDINARY INTL  6639550     32,352   157,000           SOLE              157,000     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
OSI PHARMACEUTICALS INC           COM            671040103   21,006   559,710           SOLE              559,710     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
PALL CORP                         COM            696429307   22,814   740,489           SOLE              740,489     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
PLANETOUT INC                     COM            727058109    3,514   763,997           SOLE              763,997     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
PRICELINE COM INC                 COM NEW        741503403   39,911 1,084,844           SOLE            1,084,844     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
SEARS HLDGS CORP                  COM            812350106   41,461   262,265           SOLE              262,265     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
SHIRE PLC                         SPONSORED ADR  82481R106   26,695   540,497           SOLE              540,497     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
THERAVANCE INC                    COM            88338T104   14,444   534,156           SOLE              534,156     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
TYCO INTL LTD NEW                 COM            902124106   24,388   871,320           SOLE              871,320     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
TYCO INTL LTD NEW                 CALL           902124906    1,321    17,041    CALL   SOLE                    0     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
UNITED STATES STL CORP NEW        COM            912909108   30,242   524,308           SOLE              524,308     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------